DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY (Details)			3 Months Ended	11 Months Ended
	Mar. 23, 2022 USD ($) shares	Aug. 12, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 14, 2022 USD ($) $ / shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination, number of businesses, minimum			1	1
Transaction Costs			$ 13,662,256	$ 13,662,256
Underwriting fees			4,600,000	4,600,000
Deferred underwriting fee payable			8,050,000	8,050,000
Other offering costs			1,012,256	1,012,256
Cash held outside of the Trust Account			$ 434,629	$ 189,971
Maturity term of U.S. government securities			185 days	185 days
Months to complete initial business combination			18 months	18 months
Obligation to redeem public shares if entity does not complete a business combination (as a percent)			100.00%	100.00%
Threshold percentage of public shares subject to redemption without the company's prior written consent			15.00%	15.00%
Threshold business days for redemption of public shares			10 days	10 days
Maximum net interest to pay dissolution expenses			$ 100,000	$ 100,000
Working capital surplus			4,364,603	496,302
Proceeds from the Initial Public offering and sale of the private placement warrants			2,000,000	$ 2,000,000
Maximum additional aggregate purchase price			$ 100,000,000
Related Party Loans
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares			$ 1.50	$ 1.50	$ 1.50
Maximum borrowing capacity of related party promissory note			$ 750,000		$ 750,000
Outstanding balance of related party note			500,000
Amended and Restated Forward Purchase Agreement
Subsidiary, Sale of Stock [Line Items]
Gross proceeds	$ 15,000,000.0
Additional aggregate purchase price	100,000,000.0
Maximum additional aggregate purchase price	100,000,000.0
Termination fee	$ 12,500,000
OmniAb Inc.
Subsidiary, Sale of Stock [Line Items]
Pre-money equity value			850,000,000
OmniAb Inc. | Separation Agreement
Subsidiary, Sale of Stock [Line Items]
Percentage of outstanding shares to be distributed	100.00%
Warrants
Subsidiary, Sale of Stock [Line Items]
Gross proceeds			$ 100,000,000	$ 100,000,000
Share price | $ / shares			$ 11.50	$ 11.50
Warrants | Amended and Restated Forward Purchase Agreement
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued | shares	1,666,667
Additional number of warrants | shares	1,666,667
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		23,000,000	15,900,000	15,900,000
Share issued price per Unit | $ / shares		$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance initial public offering		$ 230,000,000
Share price | $ / shares			$ 10.25	$ 10.25
Months to complete initial business combination			18 months	18 months
Obligation to redeem public shares if entity does not complete a business combination (as a percent)			100.00%	100.00%
Minimum net tangible assets upon consummation of the business combination			$ 5,000,001	$ 5,000,001
Initial Public Offering | Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares				3,333,333
Initial Public Offering | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares			8,233,333	8,233,333
Gross proceeds			$ 235,750,000	$ 235,750,000
Share price | $ / shares			$ 10.25	$ 10.25
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares			7,666,667	7,666,667
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued | shares			8,233,333	8,233,333
Price of warrant | $ / shares			$ 1.50	$ 1.50
Proceeds from sale of warrants			$ 12,350,000	$ 12,350,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		3,000,000
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued | shares			900,000	900,000
Class A ordinary shares | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		23,000,000	23,000,000	23,000,000
Share issued price per Unit | $ / shares		$ 10.00
Proceeds from issuance initial public offering		$ 230,000,000
Class A ordinary shares | Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		3,000,000
APAC Common stock | Amended and Restated Forward Purchase Agreement
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	1,500,000
Additional number of common stock | shares	10,000,000
APAC Common stock | OmniAb Inc. | First requirements
Subsidiary, Sale of Stock [Line Items]
Volume-weighted average price per share | $ / shares			$ 12.50
Number of days at volume-weighted average price to trigger vesting			20 days
Number of consecutive days volume-weighted average price to be within			30 days
APAC Common stock | OmniAb Inc. | Second requirements
Subsidiary, Sale of Stock [Line Items]
Volume-weighted average price per share | $ / shares			$ 15
Number of days at volume-weighted average price to trigger vesting			20 days
Number of consecutive days volume-weighted average price to be within			30 days
Earnout stock | OmniAb Inc. | First requirements
Subsidiary, Sale of Stock [Line Items]
Percent of shares vested upon the combined company's achievement of the post-transaction volume-weighted average price			50.00%
Sponsor | Warrants | Amended and Restated Forward Purchase Agreement
Subsidiary, Sale of Stock [Line Items]
Additional number of warrants | shares	1,666,667
Sponsor | APAC Common stock | Amended and Restated Forward Purchase Agreement
Subsidiary, Sale of Stock [Line Items]
Additional number of common stock | shares	10,000,000
Sponsor | Earnout stock | Sponsor Insider Agreement
Subsidiary, Sale of Stock [Line Items]
Maximum number of shares subject to the price-based vesting conditions | shares	1,916,667